Organization and Principal Activities (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2020 shares	Dec. 31, 2025 USD ($) Segment Integer	Dec. 31, 2025 CNY (¥) Segment Integer	Dec. 31, 2024 CNY (¥) Integer	Dec. 31, 2023 CNY (¥) Integer	Dec. 31, 2025 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation			Cayman Islands	Cayman Islands
Stock issued, during the period | shares	3,685,504
Share Price | $ / shares	$ 8.14
Proceeds from issuance initial public offering | $	$ 30,000
Statutory Reserves			$ 2,058		¥ 2,605,000		¥ 14,392,000
Net income/(loss)			31,552	¥ 220,649,000	(80,976,000)	¥ (134,515,000)
Net cash generated from/(used in) operating activities			40,044	¥ 280,000,000.0	(26,469,000)	(117,045,000)
Accumulated deficit			331,025		2,490,809,000		2,314,900,000
Cash and cash equivalents			93,700		¥ 441,858,000	¥ 494,965,000	655,100,000
Working capital			$ 49,400				¥ 345,200,000
Exchange rate			6.9931				6.9931
Number of lien arrangements | Integer			0	0	0	0
Restricted cash			$ 693		¥ 11,305,000		¥ 4,800,000
Impairment charge				¥ 0
Impairment charges				1,100,000
Deferred revenue			$ 5,468		30,960,000		38,200,000
Revenues				12,600,000	12,900,000	14,000,000.0
Advertising expense				¥ 313,000,000.0	278,700,000	202,600,000
Unrecognized uncertain tax positions					0	0	¥ 0
Annual appropriation to reserve percent			10.00%				10.00%
Threshold limit for reserve appropriation			50.00%				50.00%
Number of Operating Segments | Segment			1	1
PRC Contribution Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Employee benefit expenses				¥ 40,400,000	36,300,000	46,400,000
Right Of Use Asset [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Impairment for right-of-use assets				0	0
Security For Pending Litigations [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Restricted cash							¥ 2,200,000
Credit Cards And Short Term Loans [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Restricted cash							2,600,000
Alipayand We Chat Pay [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents					13,100,000		24,800,000
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Technical development fee				111,500,000	173,900,000	136,700,000
Net repayments to the Group companies				210,600,000		39,300,000
Net borrowing from the Group companies' loans					36,400,000
Repayments of Bank Debt						66,800,000
Obligations to settle of variable interest entity					51,000,000.0		51,000,000.0
Statutory Reserves					600,000		10,400,000
Net cash generated from/(used in) operating activities				¥ 299,237,000	(15,009,000)	¥ (25,170,000)
Cash and cash equivalents					187,693,000		280,856,000
Restricted cash					1,733,000		2,151,000
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents					¥ 218,200,000		¥ 472,000,000.0
Total percentage of cash and cash equivalents			72.10%		49.40%		72.10%
Warrant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued, during the period | shares	2,764,128
Common Class A [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued, during the period | shares		82,000,000